CONVERTIBLE NOTES PAYABLE (Details Narrative)			3 Months Ended	6 Months Ended		12 Months Ended
	Apr. 04, 2024 USD ($) d	Dec. 26, 2023	Jun. 30, 2024 USD ($) d $ / shares	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) d $ / shares	Dec. 31, 2022 USD ($) $ / shares shares
Interest rate						5.00%
Initial consideration obtained				$ 167,400		$ 28,000	$ 101,241
Trading days | d			10			10
Derivative debt discount						$ 28,000
Day 1 loss on derivative				64,540		2,935
Interest and debt expense				9,578	5,987	12,769	12,072
Amortization debt discount						9,930	0
Maturity date		Apr. 18, 2024
Original issue discount value			$ 142,720	142,720		18,070
Amortization debt discount				71,554		11,026
Convertible notes payable			336,200	336,200		163,900	135,900
Accrued interest			$ 73,593	$ 73,593		$ 60,669	34,872
Two Investors [Member]
Interest rate						7.00%
Debt, conversion ratio						25
Convertible promissory note						$ 28,000
Convertible Notes Payable [Member]
Interest rate	10.00%		8.00%	8.00%		8.00%
Conversion price | $ / shares			$ 0.50	$ 0.50		$ 0.50
Debt, conversion ratio	55					25
Convertible debt							100,000
Initial consideration obtained				$ 46,700			101,241
Repayments of convertible debt							$ 101,241
Shares issued | shares							101,241
Convertible promissory note	$ 100,000		$ 30,000	30,000		$ 30,000
Trading days | d	20
Amortization debt discount			$ 142,720	$ 142,720		$ 18,070
Original issue discount percentage	10.00%		10.00%	10.00%
Maturity date	Oct. 03, 2024			Sep. 30, 2021		Sep. 30, 2021
Original issue discount value	$ 4,900
Amortization debt discount				$ 47,650
Convertible notes payable			$ 30,000	30,000		$ 30,000	$ 30,000
Accrued interest			55,913	55,913		$ 46,335
Convertible Notes Payable [Member] | Common Stock [Member]
Conversion price | $ / shares							$ 1
Initial Convertible Notes Payable [Member]
Convertible promissory note			$ 51,600	51,600
Six Convertible Notes Payable [Member]
Interest rate term			12 months
Debt, conversion ratio			25
Convertible promissory note			$ 120,700	$ 120,700
Minimum [Member] | Convertible Notes Payable [Member]
Interest rate term				5 months		1 year
Interest rate			7.00%	7.00%		7.00%
Debt, conversion ratio				25
Minimum [Member] | Six Convertible Notes Payable [Member]
Interest rate			10.00%	10.00%
Maximum [Member] | Convertible Notes Payable [Member]
Interest rate term				2 years		2 years
Interest rate			20.00%	20.00%		10.00%
Debt, conversion ratio				45
Maximum [Member] | Six Convertible Notes Payable [Member]
Interest rate			20.00%	20.00%